Insurance (Tables)	12 Months Ended
Dec. 31, 2017
Insurance
Schedule of types of insurance policies	As of December 31, 2017, the Company has the following insurance policies in place:
Type	Insured amounts

Fire - property and equipment	43.6
Civil liabilities	5.055.5